As filed with the Securities and Exchange Commission on February 10, 2023
Registration File No. 33-82570
811-04234

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 38	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940	☐
PRE-EFFECTIVE AMENDMENT NO	☐
POST-EFFECTIVE AMENDMENT NO. 59	☒
Equitable America Variable Account L
(Exact Name of Trust)
Equitable Financial Life Insurance Company of America
(Name of Depositor)
525 Washington Blvd.
Jersey City, NJ 07310
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: 212-554-1234

SHANE DALY
Vice President and Associate General Counsel
Equitable Financial Life Insurance Company of America
525 Washington Blvd.
Jersey City, NJ 07310
(212) 314-3914
(Name and Address of Agent for Service)
Please Send Copies of all Communications to:
DODIE C. KENT, ESQ.
Eversheds Sutherland (US) LLP
1114 Avenue of the Americas
New York, New York 10036-7703

It is proposed that this filing will become effective (check appropriate box):
☐  immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on  March 12, 2023 pursuant to paragraph (b) of Rule 485
☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on _____________, pursuant to paragraph (a)(1) of Rule 485
If appropriate check the following box
☒ this post-effective amendment designates a new effective date for a previously filed amendment
Title of Securities Being Registered:
Units of interests under separate account flexible premium variable universal life insurance policies.

Explanatory Note

This Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-6 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”) solely for the purpose of delaying, until March 12, 2023, the effectiveness of the registration statement, filed in Post-Effective Amendment No. 34 on September 22, 2022 (SEC Accession Number [(0001104659-22-102334)], pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 38 incorporates by reference the information contained in the Prospectus, Statement of Additional Information and Part C of Post-Effective Amendment No. 34.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 10th day of February, 2023.

Equitable America Variable Account L (Registrant)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel Equitable Financial Life Insurance Company of America

Equitable Financial Life Insurance Company of America (Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel Equitable Financial Life Insurance Company of America

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-6 has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

Chief Executive Officer and Director
*
Mark Pearson

PRINCIPAL FINANCIAL OFFICER:

*	Senior Executive Vice President and Chief Financial Officer
Robin Raju

PRINCIPAL ACCOUNTING OFFICER:

Senior Vice President and Chief Accounting Officer
*
William Eckert

*DIRECTORS:

Francis Hondal	Kristi Matus	Charles G.T. Stonehill
Daniel G. Kaye	Bertram L. Scott	Mark Pearson
Joan Lamm-Tennant	George Stansfield

*BY:	/S/ SHANE DALY
Shane Daly Attorney-in-Fact February 10, 2023

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